Derivative financial instruments - Schedule of Movements in Cash Flow Hedges (Details) - Cash flow hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	£ 378	£ (2,317)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	1,762	2,297
Cash flow hedging reserve, continuing hedges	(658)	(2,539)
Cash flow hedging reserve, discontinued hedges	(2,157)	(2,417)
Gain (loss) on hedge ineffectiveness	(999)	1,273
Gain (loss) on hedge ineffectiveness recognised in profit or loss	50	(56)	£ 17
Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(13)	1,074
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	(56)	(1,020)
Cash flow hedging reserve, continuing hedges	2,112	2,174
Cash flow hedging reserve, discontinued hedges	65	72
Gain (loss) on hedge ineffectiveness	72	(56)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(12)	8
Interest rate | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	269	(2,880)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	1,139	2,600
Cash flow hedging reserve, continuing hedges	(2,820)	(4,098)
Cash flow hedging reserve, discontinued hedges	(1,495)	(1,626)
Gain (loss) on hedge ineffectiveness	(780)	1,006
Gain (loss) on hedge ineffectiveness recognised in profit or loss	59	(61)
Interest rate | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	162	(603)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	683	718
Cash flow hedging reserve, continuing hedges	77	(692)
Cash flow hedging reserve, discontinued hedges	(814)	(890)
Gain (loss) on hedge ineffectiveness	(339)	414
Gain (loss) on hedge ineffectiveness recognised in profit or loss	3	(3)
Foreign currency issuance | Foreign exchange
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m		92
Hedged item affected income statement £m		(1)
Gain (loss) on hedge ineffectiveness recognised in profit or loss		0
Foreign currency issuance | Foreign exchange | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	(40)
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	(8)
Cash flow hedging reserve, continuing hedges	(27)	77
Cash flow hedging reserve, discontinued hedges	78	22
Gain (loss) on hedge ineffectiveness	48	(91)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0
Customer deposits | Foreign exchange | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Change in fair value of hedged item for ineffectiveness assessment £m	0	0
Hedged cash flows that will no longer occur £m	0	0
Hedged item affected income statement £m	4	0
Cash flow hedging reserve, continuing hedges	0	0
Cash flow hedging reserve, discontinued hedges	9	5
Gain (loss) on hedge ineffectiveness	0	0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 0	£ 0